UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund:  BlackRock New York Municipal Income Trust II (BFY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 141.6%
Corporate — 11.9%
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$140	$149,159
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (b):
7.63%, 8/01/25	1,600	1,723,376
7.75%, 8/01/31	1,500	1,618,245
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	360,848
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	500	559,225
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	224,996
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,510,575
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	650	765,323
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	625	646,231
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	680	690,744

		9,248,722
County/City/Special District/School District — 34.1%
City of New York New York, GO, Fiscal 2009, Series A-1, 4.75%, 8/15/25	500	550,380
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO, (concluded):
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	$690	$784,509
Series G-1, 6.25%, 12/15/18 (c)	245	288,559
Series G-1, 6.25%, 12/15/31	5	5,877
Sub-Series I-1, 5.38%, 4/01/36	450	510,885
City of New York New York, GO, Refunding:
Fiscal 2014 Series E, 5.50%, 8/01/25	1,280	1,575,770
Series E, 5.00%, 8/01/30	500	568,425
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	2,250	2,294,617
4.75%, 11/15/45	640	642,592
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	1,750	527,468
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	500	130,620
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (d)	500	216,895
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	114,702
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	511,790
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	400	407,748
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	387,443

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	$825	$922,762
Sub-Series B-1, 5.00%, 11/01/36	340	383,510
Sub-Series E-1, 3.00%, 2/01/30	300	291,294
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	530,925
City of Yonkers, GO, Refunding Series B (AGM), 5.00%, 8/01/23	100	119,399
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	309,439
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	3,002,190
Senior, Fiscal 2012, 5.75%, 2/15/47	1,550	1,769,387
(AGM), 5.00%, 2/15/47	850	897,753
(NPFGC), 4.50%, 2/15/47	1,110	1,146,519
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,577,814
2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	500	567,645
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	200	216,080
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,129,190
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,375,162
4 World Trade Center Project, 5.75%, 11/15/51	670	772,805
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,210,825
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	$690	$744,275

		26,485,254
Education — 24.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	275	290,004
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	400	408,332
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	279,367
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	552,420
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	440	498,683
Carnegie Hall, 4.75%, 12/01/39	700	749,637
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,295	1,403,974
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	566,530
County of Cattaraugus New York, St. Bonaventure University Project, 5.00%, 5/01/39	125	131,423

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	$265	$284,488
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,111,110
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	266,412
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	368,060
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	175,565
5.38%, 9/01/41	650	722,722
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	502,812
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	451,932
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 4.00%, 7/01/36	165	169,272
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	300	344,886
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	575,760
Fordham University, Series A, 5.50%, 7/01/36	150	176,169
Series C, 5.00%, 12/15/31	315	336,212
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	274,492
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	$670	$743,097
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,330,680
University of Rochester, Series A, 5.13%, 7/01/39	250	280,890
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	150	172,005
Brooklyn Law School, 5.75%, 7/01/33	250	280,202
Fordham University, 5.00%, 7/01/44	640	711,008
New York University, Series A, 5.00%, 7/01/37	600	667,194
Rochester Institute of Technology, 5.00%, 7/01/38	690	758,096
Skidmore College, Series A, 5.25%, 7/01/29	200	232,834
Skidmore College, Series A, 5.25%, 7/01/31	300	348,051
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,425,363
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	813,995
Teachers College, 5.50%, 3/01/39	650	721,643
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	210	236,326

		19,361,646
Health — 18.3%
Buffalo & Erie County Industrial Land Development Corp., RB, Catholic Health Services, 4.00%, 7/01/45	205	198,026
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	339,111

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	$250	$250,208
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	194,845
5.00%, 12/01/37	250	267,578
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	250	244,840
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,645,533
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	373,587
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	165,051
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	450	460,543
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,075,550
Series B, 6.00%, 11/01/30	150	170,364
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	531,760
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	557,755
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	319,768
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	$250	$288,855
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	488,635
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (c)	750	830,587
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	137,721
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	560,895
New York University Hospitals Center, Series A, 4.90%, 8/15/15 (c)	1,500	1,514,310
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (c)	1,000	1,089,230
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,092,430
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	813,862
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	556,295

		14,167,339
Housing — 5.7%
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,033,804
5.00%, 7/01/33	400	441,048
City of New York New York Housing Development Corp., RB, M/F Housing, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,451,964

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	$500	$519,615
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,011,530

		4,457,961
State — 10.8%
City of New York New York Transitional Finance Authority, BARB, Series S-1:
Fiscal 2013, 4.00%, 7/15/42	1,000	1,018,610
Fiscal 2015, 5.00%, 7/15/43	500	558,235
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	851,745
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	850	908,242
State of New York, GO, Series A, 5.00%, 2/15/39	500	559,305
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,070	1,195,725
General Purpose, Series B, 5.00%, 3/15/42	1,000	1,107,800
General Purpose, Series C, 5.00%, 3/15/34	1,000	1,128,340
State Supported Debt, Series A, 5.00%, 3/15/44	250	280,983
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	180,899
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	500	571,635

		8,361,519
Tobacco — 1.2%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	250	241,998
Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (concluded)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	$400	$408,120
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	230	253,837

		903,955
Transportation — 20.0%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	309,879
Series C, 6.50%, 11/15/28	750	883,537
Series E, 5.00%, 11/15/38	1,000	1,109,020
Series H, 5.00%, 11/15/25	500	591,600
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	1,500	1,720,365
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	570,535
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,171,120
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
146th Series (AGM), 4.50%, 12/01/34	750	769,230
147th Series, 4.75%, 4/15/37	500	514,920
177th Series, 4.00%, 1/15/43	1,050	1,044,739
178th Series, 5.00%, 12/01/43	430	467,530
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 189th Series, 5.00%, 5/01/45	860	969,633
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	1,735	1,931,142
General, Series I, 5.00%, 1/01/42	1,030	1,123,349
Series J, 5.00%, 1/01/41	1,000	1,098,740

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, RB, General, Series A, 5.25%, 11/15/45	$370	$427,084
Triborough Bridge & Tunnel Authority, Refunding RB (d):
CAB, Sub-Series A, 0.00%, 11/15/32	505	261,898
General, Series B, 0.00%, 11/15/32	1,000	540,020

		15,504,341
Utilities — 14.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	500	522,215
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (d)	3,515	2,317,088
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,206,320
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	500	556,650
New York City Water & Sewer System, Refunding RB, 2nd General Resolution, 5.00%, 6/15/39	1,500	1,690,500
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Series B, Revolving Funds, 5.00%, 6/15/36	350	390,428
State Clean Water and Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,656,180
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,690	3,051,590

		11,390,971

Total Municipal Bonds in New York		109,881,708

Multi-State — 2.9%
Housing — 2.9%
Centerline Equity Issuer Trust (a)(e):
Series A-4-2, 6.00%, 5/15/19	1,000	1,130,580
Municipal Bonds	Par (000)	Value
Multi-State (concluded)
Housing (concluded)
Centerline Equity Issuer Trust (a)(e) (concluded):
Series B-3-2, 6.30%, 5/15/19	$1,000	$1,140,550
Total Municipal Bonds in Multi-State		2,271,130

Puerto Rico — 1.4%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,069,180
Total Municipal Bonds — 145.9%		113,222,018

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New York — 13.5%
County/City/Special District/School District — 0.7%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	562,940
Education — 0.7%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	510	577,460
State — 3.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,447,638
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	299,829
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,113,410

		2,860,877
Transportation — 4.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,276,435

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	$1,000	$1,133,340

		3,409,775
Utilities — 4.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	240	271,955
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.00%, 6/15/44	1,005	1,113,889
Series HH, 5.00%, 6/15/32	1,500	1,699,995

		3,085,839
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.5%		10,496,891
Total Long-Term Investments (Cost — $113,970,377) — 159.4%		123,718,909

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (g)(h)	2,226,055	$2,226,055
Total Short-Term Securities (Cost — $2,226,055) — 2.9%		2,226,055
Total Investments (Cost — $116,196,432*) — 162.3%		125,944,964
Other Assets Less Liabilities — 2.5%		1,951,095
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.6)%		(5,897,288)
VRDP Shares, at Liquidation Value — (57.2)%		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$77,598,771
* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$110,340,018

Gross unrealized appreciation		$9,936,234
Gross unrealized depreciation		(226,595)

Net unrealized appreciation		$9,709,639

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
BIF New York Municipal Money Fund	863,476	1,362,579	2,226,055	—

(h)	Represents the current yield as of report date.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(64)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$8,172,000	$(26,093)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$123,718,909	—	$123,718,909
Short-Term Securities	$2,226,055	—	—	2,226,055

Total	$2,226,055	$123,718,909	—	$125,944,964

[1] See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(26,093)	—	—	$(26,093)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$86,400	—	—	$86,400
Liabilities:
TOB Trust Certificates	—	$(5,895,307)	—	(5,895,307)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$86,400	$(50,295,307)	—	$(50,208,907)

During the period ended May 31, 2015, there were no transfers between levels.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2015